Administrative Expenses by Nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Administrative Expenses by Nature
Business development expenses	$ 146	$ 49
Corporate administration	742	392
Professional fees	911	503
Salaries and benefits	4,167	2,017
Administrative expenses before share-based compensation	5,966	2,961
Share-based compensation	1,674	2,565
Total administrative expenses	$ 7,640	$ 5,526